SEC Inquiry	6 Months Ended
Jun. 30, 2013
SEC Inquiry
SEC Inquiry
On July 1, 2013, the Company and its affiliate, LINN Energy, (the “Companies”) announced that they have been notified by the staff of the SEC that its Fort Worth Regional Office has commenced a private, nonpublic inquiry regarding the Companies. The SEC has requested the production of documents and communications that are potentially relevant to, among other things, the Companies’ use of non-GAAP financial measures and hedging strategy. The SEC has stated that the fact of the inquiry should not be construed as an indication that the SEC or its staff has a negative view of any entity, individual or security. The Companies are cooperating fully with the SEC in this matter. Due to the pending SEC inquiry, the timing of closing of the proposed merger with Berry is uncertain.

Linn Energy, LLC [Member]
SEC Inquiry
SEC Inquiry
On July 1, 2013, the Company and its affiliate, LinnCo, (the “Companies”) announced that they have been notified by the staff of the SEC that its Fort Worth Regional Office has commenced a private, nonpublic inquiry regarding the Companies. The SEC has requested the production of documents and communications that are potentially relevant to, among other things, the Companies’ use of non-GAAP financial measures and hedging strategy. The SEC has stated that the fact of the inquiry should not be construed as an indication that the SEC or its staff has a negative view of any entity, individual or security. The Companies are cooperating fully with the SEC in this matter. Due to the pending SEC inquiry, the timing of closing of the proposed merger with Berry is uncertain.